BUSINESS DESCRIPTION (Details) ¥ in Millions, $ in Millions		12 Months Ended
	Sep. 15, 2017 shares	Mar. 31, 2019 CNY (¥)	Mar. 31, 2019 USD ($)
BUSINESS DESCRIPTION
Ordinary shares issued (in shares)	42,814,296
Hexin E-Commerce | Wusu Company
BUSINESS DESCRIPTION
Amount contributed		¥ 500.0	$ 74.5
Hexindai Hong Kong Limited ("HK Hexindai")
BUSINESS DESCRIPTION
Ownership percentage in subsidiary		100.00%	100.00%
Beijing Hexin Yongheng Technology Development Co., Ltd ("WOFE")
BUSINESS DESCRIPTION
Ownership percentage in subsidiary		100.00%	100.00%
Tianjin Haohongyuan Technology Co., Ltd (Tianjin Haohongyuan")
BUSINESS DESCRIPTION
Ownership percentage in subsidiary		100.00%	100.00%
HX Asia Investment Limited
BUSINESS DESCRIPTION
Ownership percentage in subsidiary		100.00%	100.00%
HX China Investment Limited
BUSINESS DESCRIPTION
Ownership percentage in subsidiary		100.00%	100.00%